Trading assets and liabilities	3 Months Ended
Jun. 30, 2012
Trading assets and liabilities
Trading assets and liabilities
Note 14 Trading assets and liabilities
end of	2Q12	1Q12	4Q11	2Q11

Trading assets (CHF million)

Debt securities	160,166	154,676	145,035	155,058

Equity securities [1]	68,829	87,340	66,904	89,077

Derivative instruments [2]	42,014	44,505	52,548	40,313

Other	13,049	14,076	15,066	18,178

Trading assets	284,058	300,597	279,553	302,626

Trading liabilities (CHF million)

Short positions	67,239	65,696	67,639	74,137

Derivative instruments [2]	48,543	48,804	60,121	46,315

Trading liabilities	115,782	114,500	127,760	120,452

1 Including convertible bonds. 2 Amounts shown net of cash collateral receivables and payables.

Cash collateral receivables and payables
end of	2Q12	1Q12	4Q11	2Q11

Cash collateral receivables (CHF million)

Receivables netted against derivative positions	37,637	32,420	36,474	25,333

Receivables not netted [1]	13,221	12,317	15,809	13,739

Total	50,858	44,737	52,283	39,072

Cash collateral payables (CHF million)

Payables netted against derivative positions	39,816	34,778	37,639	27,166

Payables not netted [1]	12,978	10,948	11,934	14,562

Total	52,794	45,726	49,573	41,728

1 Recorded as cash collateral on derivative instruments in Note 17 – Other assets and other liabilities.